Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 14,897	$ 307,052	$ 83,448	$ 35,965	$ 91,356	$ 58,568	$ 39,751	$ 30,290	$ 30,979	$ 517,821		$ 159,588	$ 54,965
Income (loss) from operations	(74,209)	208,819	514	(21,670)	36,880	(9,373)	10,974	1,867	16,437	224,543		19,905	7,033
Net income (loss)	$ (58,056)	$ 148,245	$ (301,240)	$ (22,757)	$ 35,081	$ (10,380)	$ 10,710	$ 1,817	$ 16,310	$ (140,671)	[1]	$ 18,457	$ 6,947
Earnings (loss) per share
Basic (usd per share)	$ (0.38)	$ 0.97	$ (1.97)	$ (0.15)	$ 0.23	$ (0.07)	$ 0.11	$ 0.02	$ 0.22	$ (0.92)		$ 0.18	$ 0.11
Diluted (usd per share)	$ (0.38)	$ 0.97	$ (1.97)	$ (0.15)	$ 0.23	$ (0.07)	$ 0.11	$ 0.02	$ 0.22	$ (0.92)		$ 0.18	$ 0.11
Weighted average number of shares outstanding (shares)		152,540	152,540	152,540	151,294	150,607	99,859	75,303	75,303
Income tax expense	$ 22,897		$ (299,700)		$ 0					$ (356,862)		$ 0	$ 0
Bonuses paid								$ 9,000
Abandonment and impairment expense							$ 4,200					4,500	5,300
Leasehold impairment	$ 11,300				$ 7,400	$ 19,600				$ 36,000		$ 19,600	$ 0

[1]	Amounts are allocated to stockholders' equity and members' equity to reflect the Reorganization. See Note 10 - Equity for discussion of the Reorganization.